Share-based payments - Summary of Share Options Outstanding Exercise Prices (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	126,032	185,908
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	126,032	185,908	171,627
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [Member] | Exercise Price1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	56,158	63,658
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [Member] | Exercise Price 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	7,500	37,500
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [Member] | Exercise Price 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	16,292	35,250
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [Member] | Exercise Price 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	46,082	49,500